Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events

On March 26, 2014, Ironbound loaned the Company an aggregate of $1,000 and issued Ironbound a promissory note (the “Note”) reflecting the loan.  The principal balance, together with interest, is due on the earlier of (a) April 25, 2014 and (b) the consummation by the Company of a private placement of its equity or debt securities or any other financing raising gross proceeds of at least $1,000 (either date being the “Maturity Date”).  However, the Note may be prepaid at any time without penalty or premium, except the payment of then-accrued interest.  Upon occurrence of an event of default by reason of failure to timely pay amounts owed under the Note, Ironbound may (i) by written notice, declare the unpaid principal balance, together with interest, immediately due and payable or (ii) appoint a number of members of the Board of Directors of the Company to constitute a majority of the Board to serve until all amounts due under the Note are paid.  Upon occurrence of an event of default by reason of certain insolvency events, the entire unpaid balance, together with interest, automatically and immediately becomes due and payable.  Interest accrues on the unpaid balance at an annual rate equal to LIBOR as published in the Wall Street Journal plus 1% per annum until the principal amount due under the Note has been paid in full.  In the event the Note is not paid by or on the Maturity Date, or such earlier date upon acceleration of repayment, the interest rate increases to 13% per annum from the date on which payment was due.